Consolidated Investment Entities - Fair Value Measurement - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended								12 Months Ended														12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011 Entity	Sep. 30, 2013	Jun. 30, 2012 Private Equity Limited Partnership Investment Interest	Mar. 31, 2012 Private Equity Limited Partnership Investment Interest	Sep. 30, 2013 VOEs Partner	Dec. 31, 2012 VOEs Partner	Dec. 31, 2011 VOEs Partner	Sep. 30, 2013 VOEs Private Equity Funds	Dec. 31, 2012 VOEs Private Equity Funds	Dec. 31, 2011 VOEs Private Equity Funds	Dec. 31, 2011 LIBOR VOEs Private Equity Funds	Dec. 31, 2012 LIBOR Minimum VOEs Private Equity Funds	Dec. 31, 2012 LIBOR Maximum VOEs Private Equity Funds	Dec. 31, 2011 EURIBOR VOEs Private Equity Funds	Dec. 31, 2012 EURIBOR Minimum VOEs Private Equity Funds	Dec. 31, 2012 EURIBOR Maximum VOEs Private Equity Funds	Sep. 30, 2013 VIEs Corporate Loans Senior Secured Corporate Loans	Dec. 31, 2012 VIEs Corporate Loans Senior Secured Corporate Loans	Dec. 31, 2011 VIEs Corporate Loans Senior Secured Corporate Loans	Sep. 30, 2013 VIEs Corporate Loans Senior Secured Corporate Loans LIBOR	Dec. 31, 2012 VIEs Corporate Loans Senior Secured Corporate Loans LIBOR	Sep. 30, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Dec. 31, 2011 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR	Sep. 30, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Minimum	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Minimum	Sep. 30, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Maximum	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Maximum	Dec. 31, 2012 Scenario, Previously Reported VOEs Partner	Sep. 30, 2013 Consolidated investment entities SecurityLoan	Dec. 31, 2012 Consolidated investment entities SecurityLoan	Dec. 31, 2011 Consolidated investment entities SecurityLoan	Dec. 31, 2012 ING Bank	Dec. 31, 2011 ING Bank	Dec. 31, 2012 Securities Lenders	Dec. 31, 2011 Securities Lenders	Dec. 31, 2012 Master Trust Karson	Dec. 31, 2011 Master Trust Karson	Dec. 31, 2012 Master Trust ING Bank	Dec. 31, 2011 Master Trust ING Bank
Variable Interest Entities [Line Items]
Investments	$ 95,487.6	$ 92,819.2	$ 89,007.3																													$ 634.0	$ 600.0	$ 1,200.0
Consolidated collateral loan obligations																																11	9	5
Number of limited partnerships						35	34	27																							34
Loaned securities, fair value																																							2,800.0	2,700.0	825.0	825.0
Letters of credit and other liquidity obligations																																			825.0	1,200.0	2,800.0	2,700.0
Basis spread																					10.00%	10.00%
Unpaid principal exceeds fair value, amount																		14.8	26.9	109.0			140.0	99.6	275.0
Default of collateral assets, percentage																			1.00%	1.00%
Basis spread												2.50%	2.35%	2.50%	2.50%	2.35%	2.50%										0.22%	0.22%	7.00%	7.00%
Weighted average maturity																							9 years	9 years 1 month 6 days
Description of variable rate basis																										LIBOR
Period of funds fully redeemed, period							90 days
Revolving lines of credit	12,628.3		9,363.9						400.0	325.3	200.0
Asset coverage, percentage									350.00%	350.00%
Outstanding borrowings	8,191.3		7,389.1						314.2	288.4	195.5
Number of entities deconsolidated	0	1
Carrying value of private equity limited partnership investment interest holdings					812.2
Pre-tax loss of sale transaction				$ (91.9)